PROSPECTUS SUPPLEMENT                                            72185  5/01
dated May 14, 2001 to:
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Putnam Vista Fund (the "fund")
Prospectus dated November 30, 2000

In the section entitled "Who manages the fund?" the second paragraph is replaced with the following:

The following officers of Putnam Management have had primary responsibility for the day-to-day management of the fund's portfolio since the years shown below. Their experience as portfolio managers or investment analysts over at least the last five years is also shown.

Manager                    Since    Experience
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Eric M. Wetlaufer          1997     1997 - Present      Putnam Management
Managing Director                   Prior to Nov. 1997  Cadence Capital
                                                        Management
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Kenneth J. Doerr           2001     2000 - Present      Putnam Management
Senior Vice President               Prior to Nov. 2000  Equinox Capital
                                                        Management
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Margery C. Parker          1998     1997 - Present      Putnam Management
Senior Vice President               Prior to Dec. 1997  Keystone Investments
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Dana Clark                 1999     1987 - Present      Putnam Management
Vice President
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